Premises and Equipment	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

The following table provides a summary of premises and equipment by asset type.

		September 30, 2017	September 30, 2016
	Estimated Useful Life	(In thousands)
Land	—	$102,381	$109,414
Buildings	25 - 40	149,805	143,841
Leasehold improvements	7 - 15	18,587	18,365
Furniture, software and equipment	2 - 10	119,518	115,199
		390,291	386,819
Less accumulated depreciation and amortization		(126,597)	(104,868)
		$263,694	$281,951

The Company has non-cancelable operating leases for certain branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, are as follows: $5,956,000 for 2018, $5,107,000 for 2019, $4,923,000 for 2020, $4,276,000 for 2021, $3,750,000 for 2022 and $17,005,000 thereafter.

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $5,500,000, $5,300,000 and $6,600,000 in 2017, 2016, and 2015, respectively.